Gold prepayment liability (Schedule of detailed information about changes in gold prepayment liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gold Prepayment Liabilities Disclosure [Abstract]
Beginning balance	$ 71,208	$ 140,008
Change in fair value recorded in income statement	11,223	3,426
Change in fair value recorded in other comprehensive income	192	(512)
Repayments	(26,722)	(71,714)
Ending balance	$ 55,901	$ 71,208